Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Additions to property, plant and equipment (cash flow)
Current year additions	R 30,565	R 30,943	R 22,613
Adjustments for non-cash items	(491)	(217)	(20)
Adjustments for non-cash items, movement in environmental provisions capitalised	(473)	(50)	(20)
Adjustments for non-cash items, reduction in Area A5-A receivable	(18)	(167)
Per the statement of cash flows	R 30,074	R 30,726	R 22,593